Shareholder Report	12 Months Ended
Jul. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust I
Entity Central Index Key	0000773757
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
Columbia Cornerstone Growth Fund - Class A
Shareholder Report [Line Items]
Fund Name	Columbia Cornerstone Growth Fund
Class Name	Class A
Trading Symbol	LEGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Cornerstone Growth Fund (the Fund) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 107	0.97%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer discretionary, health care, consumer staples and financials sectors boosted the Fund’s results most during the annual period.
Allocations
| Larger weightings in the communication services and consumer staples sectors plus smaller weightings in the materials and energy sectors contributed to the Fund’s results during the annual period.
Individual holdings
| A relative underweight position in Salesforce, Inc. , a company which engages in cloud-based enterprise software for customer management; a relative overweight position in Meta Platforms, Inc., a social media company that builds applications and technologies which connect communities and businesses; a relative overweight position in Synopsys, Inc., an electronic design automation company that focuses on tools used for semiconductor design and the manufacturing industry; a relative overweight position in TKO Group Holdings, Inc., a sports entertainment company; and a relative overweight position in ON Semiconductor Corporation, a semiconductor company were among the top contributors to Fund performance.
Top Performance Detractors
Stock selection

I

Selections in the information technology, industrials and communication services sectors hurt the Fund’s results during the annual period.
Allocations
| Larger weightings in the health care, real estate and industrials sectors plus smaller weightings in the financials, utilities and consumer discretionary sectors detracted from Fund performance during the annual period.
Individual holdings
| A relative underweight position in Broadcom Inc., a producer of semiconductor and infrastructure products; a relative overweight position in Uber Technologies, Inc., a technology platform used for transportation services; a relative overweight position in Atlassian Corporation, a software company in the continuous software development and collaboration space; a relative overweight position in Adobe, Inc., a global computer software company; a relative overweight position in Advanced Micro Devices, Inc., a multinational technology company; were top detractors during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	19.88	15.49	14.64
Class A (including sales charges)	12.99	14.13	13.97
Russell 1000 ® Growth Index	23.75	17.27	17.06
Russell 1000 ® Index	16.54	15.49	13.38

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Material Change Date	Sep. 01, 2025
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 6,250,669,809
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 36,962,704
Investment Company, Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]
Key Fund Stati
sti
cs
Fund net assets	$ 6,250,669,809
Total number of portfolio holdings	44
Management services fees (represents 0.63% of Fund average net assets)	$ 36,962,704
Portfolio turnover for the reporting period	48%

Holdings [Text Block]
Graphical Representation of Fund

Hold
in
gs
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
NVIDIA Corp.	13.5%
Microsoft Corp.	12.2%
Apple, Inc.	8.5%
Amazon.com, Inc.	7.4%
Meta Platforms, Inc., Class A	5.8%
Broadcom, Inc.	5.0%
Alphabet, Inc., Class A	3.4%
Visa, Inc., Class A	2.8%
Eli Lilly & Co.	2.6%
Alphabet, Inc., Class C	2.4%
Equity Sector Allocation
Information Technology Sub-industry Allocation

Largest Holdings [Text Block]
Top Holdings
NVIDIA Corp.	13.5%
Microsoft Corp.	12.2%
Apple, Inc.	8.5%
Amazon.com, Inc.	7.4%
Meta Platforms, Inc., Class A	5.8%
Broadcom, Inc.	5.0%
Alphabet, Inc., Class A	3.4%
Visa, Inc., Class A	2.8%
Eli Lilly & Co.	2.6%
Alphabet, Inc., Class C	2.4%

Material Fund Change [Text Block]
Certain Fund Changes
This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.
Effective September 1, 2025, the name of the Fund was changed from Columbia Large Cap Growth Fund to Columbia Cornerstone Growth Fund.

Material Fund Change Name [Text Block]	Columbia Cornerstone Growth Fund
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.
Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
Columbia Cornerstone Growth Fund - Class C
Shareholder Report [Line Items]
Fund Name	Columbia Cornerstone Growth Fund
Class Name	Class C
Trading Symbol	LEGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Cornerstone Growth Fund (the Fund) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 188	1.72%

Expenses Paid, Amount	$ 188
Expense Ratio, Percent	1.72%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer discretionary, health care, consumer staples and financials sectors boosted the Fund’s results most during the annual period.
Allocations
| Larger weightings in the communication services and consumer staples sectors plus smaller weightings in the materials and energy sectors contributed to the Fund’s results during the annual period.
Individual holdings
| A relative underweight position in Salesforce, Inc. , a company which engages in cloud-based enterprise software for customer management; a relative overweight position in Meta Platforms, Inc., a social media company that builds applications and technologies which connect communities and businesses; a relative overweight position in Synopsys, Inc., an electronic design automation company that focuses on tools used for semiconductor design and the manufacturing industry; a relative overweight position in TKO Group Holdings, Inc., a sports entertainment company; and a relative overweight position in ON Semiconductor Corporation, a semiconductor company were among the top contributors to Fund performance.
Top Performance Detractors
Stock selection

I

Selections in the information technology, industrials and communication services sectors hurt the Fund’s results during the annual period.
Allocations
| Larger weightings in the health care, real estate and industrials sectors plus smaller weightings in the financials, utilities and consumer discretionary sectors detracted from Fund performance during the annual period.
Individual holdings
| A relative underweight position in Broadcom Inc., a producer of semiconductor and infrastructure products; a relative overweight position in Uber Technologies, Inc., a technology platform used for transportation services; a relative overweight position in Atlassian Corporation, a software company in the continuous software development and collaboration space; a relative overweight position in Adobe, Inc., a global computer software company; a relative overweight position in Advanced Micro Devices, Inc., a multinational technology company; were top detractors during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	18.99	14.63	13.79
Class C (including sales charges)	17.99	14.63	13.79
Russell 1000 ® Growth Index	23.75	17.27	17.06
Russell 1000 ® Index	16.54	15.49	13.38

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Material Change Date	Sep. 01, 2025
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 6,250,669,809
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 36,962,704
Investment Company, Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 6,250,669,809
Total number of portfolio holdings	44
Management services fees (represents 0.63% of Fund average net assets)	$ 36,962,704
Portfolio turnover for the reporting period	48%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund
repre
sented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio co mpos
ition is subject to change.
Top Holdings
NVIDIA Corp.	13.5%
Microsoft Corp.	12.2%
Apple, Inc.	8.5%
Amazon.com, Inc.	7.4%
Meta Platforms, Inc., Class A	5.8%
Broadcom, Inc.	5.0%
Alphabet, Inc., Class A	3.4%
Visa, Inc., Class A	2.8%
Eli Lilly & Co.	2.6%
Alphabet, Inc., Class C	2.4%
Equity Sector Allocation
Information Technology Sub-industry Allocation

Largest Holdings [Text Block]
Top Holdings
NVIDIA Corp.	13.5%
Microsoft Corp.	12.2%
Apple, Inc.	8.5%
Amazon.com, Inc.	7.4%
Meta Platforms, Inc., Class A	5.8%
Broadcom, Inc.	5.0%
Alphabet, Inc., Class A	3.4%
Visa, Inc., Class A	2.8%
Eli Lilly & Co.	2.6%
Alphabet, Inc., Class C	2.4%

Material Fund Change [Text Block]
Certain Fund Changes
This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.
Effective September 1, 2025, the name of the Fund was changed from Columbia Large Cap Growth Fund to Columbia Cornerstone Growth Fund.

Material Fund Change Name [Text Block]	Columbia Cornerstone Growth Fund
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.
Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
Columbia Cornerstone Growth Fund - Class E
Shareholder Report [Line Items]
Fund Name	Columbia Cornerstone Growth Fund
Class Name	Class E
Trading Symbol	CLGEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Cornerstone Growth Fund (the Fund) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class E	$ 136	1.24%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class E shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer discretionary, health care, consumer staples and financials sectors boosted the Fund’s results most during the annual period.
Allocations
| Larger weightings in the communication services and consumer staples sectors plus smaller weightings in the materials and energy sectors contributed to the Fund’s results during the annual period.
Individual holdings
| A relative underweight position in Salesforce, Inc. , a company which engages in cloud-based enterprise software for customer management; a relative overweight position in Meta Platforms, Inc., a social media company that builds applications and technologies which connect communities and businesses; a relative overweight position in Synopsys, Inc., an electronic design automation company that focuses on tools used for semiconductor design and the manufacturing industry; a relative overweight position in TKO Group Holdings, Inc., a sports entertainment company; and a relative overweight position in ON Semiconductor Corporation, a semiconductor company were among the top contributors to Fund performance.
Top Performance Detractors
Stock selection

I

Selections in the information technology, industrials and communication services sectors hurt the Fund’s results during the annual period.
Allocations
| Larger weightings in the health care, real estate and industrials sectors plus smaller weightings in the financials, utilities and consumer discretionary sectors detracted from Fund performance during the annual period.
Individual holdings
| A relative underweight position in Broadcom Inc., a producer of semiconductor and infrastructure products; a relative overweight position in Uber Technologies, Inc., a technology platform used for transportation services; a relative overweight position in Atlassian Corporation, a software company in the continuous software development and collaboration space; a relative overweight position in Adobe, Inc., a global computer software company; a relative overweight position in Advanced Micro Devices, Inc., a multinational technology company; were top detractors during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class E (excluding sales charges)	19.59	15.15	14.42
Class E (including sales charges)	14.20	14.09	13.89
Russell 1000 ® Growth Index	23.75	17.27	17.06
Russell 1000 ® Index	16.54	15.49	13.38

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Material Change Date	Sep. 01, 2025
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 6,250,669,809
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 36,962,704
Investment Company, Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 6,250,669,809
Total number of portfolio holdings	44
Management services fees (represents 0.63% of Fund average net assets)	$ 36,962,704
Portfolio turnover for the reporting period	48%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represen ted
as a
percentage
of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The
F
und's portfolio composition is subject to change.
Top Holdings
NVIDIA Corp.	13.5%
Microsoft Corp.	12.2%
Apple, Inc.	8.5%
Amazon.com, Inc.	7.4%
Meta Platforms, Inc., Class A	5.8%
Broadcom, Inc.	5.0%
Alphabet, Inc., Class A	3.4%
Visa, Inc., Class A	2.8%
Eli Lilly & Co.	2.6%
Alphabet, Inc., Class C	2.4%
Equity Sector Allocation
Information Technology Sub-industry Allocation

Largest Holdings [Text Block]
Top Holdings
NVIDIA Corp.	13.5%
Microsoft Corp.	12.2%
Apple, Inc.	8.5%
Amazon.com, Inc.	7.4%
Meta Platforms, Inc., Class A	5.8%
Broadcom, Inc.	5.0%
Alphabet, Inc., Class A	3.4%
Visa, Inc., Class A	2.8%
Eli Lilly & Co.	2.6%
Alphabet, Inc., Class C	2.4%

Material Fund Change [Text Block]
Certain Fund Changes
This is a summary of certain changes to the Fund duri
n
g the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.
Effective September 1, 2025, the name of the Fund was changed from Columbia Large Cap Growth Fund to Columbia Cornerstone Growth Fund.

Material Fund Change Name [Text Block]	Columbia Cornerstone Growth Fund
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund duri
n
g the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.
Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
Columbia Cornerstone Growth Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Cornerstone Growth Fund
Class Name	Institutional Class
Trading Symbol	GEGTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Cornerstone Growth Fund (the Fund) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 79	0.72%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer discretionary, health care, consumer staples and financials sectors boosted the Fund’s results most during the annual period.
Allocations
| Larger weightings in the communication services and consumer staples sectors plus smaller weightings in the materials and energy sectors contributed to the Fund’s results during the annual period.
Individual holdings
| A relative underweight position in Salesforce, Inc. , a company which engages in cloud-based enterprise software for customer management; a relative overweight position in Meta Platforms, Inc., a social media company that builds applications and technologies which connect communities and businesses; a relative overweight position in Synopsys, Inc., an electronic design automation company that focuses on tools used for semiconductor design and the manufacturing industry; a relative overweight position in TKO Group Holdings, Inc., a sports entertainment company; and a relative overweight position in ON Semiconductor Corporation, a semiconductor company were among the top contributors to Fund performance.
Top Performance Detractors
Stock selection

I

Selections in the information technology, industrials and communication services sectors hurt the Fund’s results during the annual period.
Allocations
| Larger weightings in the health care, real estate and industrials sectors plus smaller weightings in the financials, utilities and consumer discretionary sectors detracted from Fund performance during the annual period.
Individual holdings
| A relative underweight position in Broadcom Inc., a producer of semiconductor and infrastructure products; a relative overweight position in Uber Technologies, Inc., a technology platform used for transportation services; a relative overweight position in Atlassian Corporation, a software company in the continuous software development and collaboration space; a relative overweight position in Adobe, Inc., a global computer software company; a relative overweight position in Advanced Micro Devices, Inc., a multinational technology company; were top detractors during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	20.18	15.78	14.93
Russell 1000 ® Growth Index	23.75	17.27	17.06
Russell 1000 ® Index	16.54	15.49	13.38

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Material Change Date	Sep. 01, 2025
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 6,250,669,809
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 36,962,704
Investment Company, Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 6,250,669,809
Total number of portfolio holdings	44
Management services fees (represents 0.63% of Fund average net assets)	$ 36,962,704
Portfolio turnover for the reporting period	48%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change
.
Top Holdings
NVIDIA Corp.	13.5%
Microsoft Corp.	12.2%
Apple, Inc.	8.5%
Amazon.com, Inc.	7.4%
Meta Platforms, Inc., Class A	5.8%
Broadcom, Inc.	5.0%
Alphabet, Inc., Class A	3.4%
Visa, Inc., Class A	2.8%
Eli Lilly & Co.	2.6%
Alphabet, Inc., Class C	2.4%
Equity Sector Allocation
Information Technology Sub-industry Allocation

Largest Holdings [Text Block]
Top Holdings
NVIDIA Corp.	13.5%
Microsoft Corp.	12.2%
Apple, Inc.	8.5%
Amazon.com, Inc.	7.4%
Meta Platforms, Inc., Class A	5.8%
Broadcom, Inc.	5.0%
Alphabet, Inc., Class A	3.4%
Visa, Inc., Class A	2.8%
Eli Lilly & Co.	2.6%
Alphabet, Inc., Class C	2.4%

Material Fund Change [Text Block]
Certain Fund Changes
This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.
Effective September 1, 2025, the name of the Fund was changed from
Columbia Large Cap Growth Fund
to Columbia Cornerstone Growth Fund.

Material Fund Change Name [Text Block]	Columbia Cornerstone Growth Fund
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.
Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
Columbia Cornerstone Growth Fund - Institutional 2 Class
Shareholder Report [Line Items]
Fund Name	Columbia Cornerstone Growth Fund
Class Name	Institutional 2 Class
Trading Symbol	CLWFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Cornerstone Growth Fund (the Fund) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 77	0.70%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer discretionary, health care, consumer staples and financials sectors boosted the Fund’s results most during the annual period.
Allocations
| Larger weightings in the communication services and consumer staples sectors plus smaller weightings in the materials and energy sectors contributed to the Fund’s results during the annual period.
Individual holdings
| A relative underweight position in Salesforce, Inc. , a company which engages in cloud-based enterprise software for customer management; a relative overweight position in Meta Platforms, Inc., a social media company that builds applications and technologies which connect communities and businesses; a relative overweight position in Synopsys, Inc., an electronic design automation company that focuses on tools used for semiconductor design and the manufacturing industry; a relative overweight position in TKO Group Holdings, Inc., a sports entertainment company; and a relative overweight position in ON Semiconductor Corporation, a semiconductor company were among the top contributors to Fund performance.
Top Performance Detractors
Stock selection

I

Selections in the information technology, industrials and communication services sectors hurt the Fund’s results during the annual period.
Allocations
| Larger weightings in the health care, real estate and industrials sectors plus smaller weightings in the financials, utilities and consumer discretionary sectors detracted from Fund performance during the annual period.
Individual holdings
| A relative underweight position in Broadcom Inc., a producer of semiconductor and infrastructure products; a relative overweight position in Uber Technologies, Inc., a technology platform used for transportation services; a relative overweight position in Atlassian Corporation, a software company in the continuous software development and collaboration space; a relative overweight position in Adobe, Inc., a global computer software company; a relative overweight position in Advanced Micro Devices, Inc., a multinational technology company; were top detractors during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	20.21	15.80	14.98
Russell 1000 ® Growth Index	23.75	17.27	17.06
Russell 1000 ® Index	16.54	15.49	13.38

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Material Change Date	Sep. 01, 2025
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 6,250,669,809
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 36,962,704
Investment Company, Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 6,250,669,809
Total number of portfolio holdings	44
Management services fees (represents 0.63% of Fund average net assets)	$ 36,962,704
Portfolio turnover for the reporting period	48%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
NVIDIA Corp.	13.5%
Microsoft Corp.	12.2%
Apple, Inc.	8.5%
Amazon.com, Inc.	7.4%
Meta Platforms, Inc., Class A	5.8%
Broadcom, Inc.	5.0%
Alphabet, Inc., Class A	3.4%
Visa, Inc., Class A	2.8%
Eli Lilly & Co.	2.6%
Alphabet, Inc., Class C	2.4%
Equity Sector Allocation
Information Technology Sub-industry Allocation

Largest Holdings [Text Block]
Top Holdings
NVIDIA Corp.	13.5%
Microsoft Corp.	12.2%
Apple, Inc.	8.5%
Amazon.com, Inc.	7.4%
Meta Platforms, Inc., Class A	5.8%
Broadcom, Inc.	5.0%
Alphabet, Inc., Class A	3.4%
Visa, Inc., Class A	2.8%
Eli Lilly & Co.	2.6%
Alphabet, Inc., Class C	2.4%

Material Fund Change [Text Block]
Certain Fund C
ha
nges
This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.
Effective September 1, 2025, the name of the
Fu
nd
was changed from Co
lu
mbia Large Cap Growth Fund to Columbia Cornerstone Growth Fund.

Material Fund Change Name [Text Block]	Columbia Cornerstone Growth Fund
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.
Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
Columbia Cornerstone Growth Fund - Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia Cornerstone Growth Fund
Class Name	Institutional 3 Class
Trading Symbol	CGFYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Cornerstone Growth Fund (the Fund) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 72	0.65%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer discretionary, health care, consumer staples and financials sectors boosted the Fund’s results most during the annual period.
Allocations
| Larger weightings in the communication services and consumer staples sectors plus smaller weightings in the materials and energy sectors contributed to the Fund’s results during the annual period.
Individual holdings
| A relative underweight position in Salesforce, Inc. , a company which engages in cloud-based enterprise software for customer management; a relative overweight position in Meta Platforms, Inc., a social media company that builds applications and technologies which connect communities and businesses; a relative overweight position in Synopsys, Inc., an electronic design automation company that focuses on tools used for semiconductor design and the manufacturing industry; a relative overweight position in TKO Group Holdings, Inc., a sports entertainment company; and a relative overweight position in ON Semiconductor Corporation, a semiconductor company were among the top contributors to Fund performance.
Top Performance Detractors
Stock selection

I

Selections in the information technology, industrials and communication services sectors hurt the Fund’s results during the annual period.
Allocations
| Larger weightings in the health care, real estate and industrials sectors plus smaller weightings in the financials, utilities and consumer discretionary sectors detracted from Fund performance during the annual period.
Individual holdings
| A relative underweight position in Broadcom Inc., a producer of semiconductor and infrastructure products; a relative overweight position in Uber Technologies, Inc., a technology platform used for transportation services; a relative overweight position in Atlassian Corporation, a software company in the continuous software development and collaboration space; a relative overweight position in Adobe, Inc., a global computer software company; a relative overweight position in Advanced Micro Devices, Inc., a multinational technology company; were top detractors during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class	20.26	15.86	15.04
Russell 1000 ® Growth Index	23.75	17.27	17.06
Russell 1000 ® Index	16.54	15.49	13.38

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Material Change Date	Sep. 01, 2025
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 6,250,669,809
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 36,962,704
Investment Company, Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 6,250,669,809
Total number of portfolio holdings	44
Management services fees (represents 0.63% of Fund average net assets)	$ 36,962,704
Portfolio turnover for the reporting period	48%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the
Fund represented
as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
NVIDIA Corp.	13.5%
Microsoft Corp.	12.2%
Apple, Inc.	8.5%
Amazon.com, Inc.	7.4%
Meta Platforms, Inc., Class A	5.8%
Broadcom, Inc.	5.0%
Alphabet, Inc., Class A	3.4%
Visa, Inc., Class A	2.8%
Eli Lilly & Co.	2.6%
Alphabet, Inc., Class C	2.4%
Equity Sector Allocation
Information Technology Sub-industry Allocation

Largest Holdings [Text Block]
Top Holdings
NVIDIA Corp.	13.5%
Microsoft Corp.	12.2%
Apple, Inc.	8.5%
Amazon.com, Inc.	7.4%
Meta Platforms, Inc., Class A	5.8%
Broadcom, Inc.	5.0%
Alphabet, Inc., Class A	3.4%
Visa, Inc., Class A	2.8%
Eli Lilly & Co.	2.6%
Alphabet, Inc., Class C	2.4%

Material Fund Change [Text Block]
Certain Fund Changes
This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.
Effective September 1, 2025, the name of the Fund was changed from Columbia Large Cap Growth
Fund
to
Columbia Cornerstone Growth Fund.

Material Fund Change Name [Text Block]	Columbia Cornerstone Growth Fund
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.
Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
Columbia Cornerstone Growth Fund - Class R
Shareholder Report [Line Items]
Fund Name	Columbia Cornerstone Growth Fund
Class Name	Class R
Trading Symbol	CGWRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Cornerstone Growth Fund (the Fund) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$ 134	1.22%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class R shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer discretionary, health care, consumer staples and financials sectors boosted the Fund’s results most during the annual period.
Allocations
| Larger weightings in the communication services and consumer staples sectors plus smaller weightings in the materials and energy sectors contributed to the Fund’s results during the annual period.
Individual holdings
| A relative underweight position in Salesforce, Inc. , a company which engages in cloud-based enterprise software for customer management; a relative overweight position in Meta Platforms, Inc., a social media company that builds applications and technologies which connect communities and businesses; a relative overweight position in Synopsys, Inc., an electronic design automation company that focuses on tools used for semiconductor design and the manufacturing industry; a relative overweight position in TKO Group Holdings, Inc., a sports entertainment company; and a relative overweight position in ON Semiconductor Corporation, a semiconductor company were among the top contributors to Fund performance.
Top Performance Detractors
Stock selection

I

Selections in the information technology, industrials and communication services sectors hurt the Fund’s results during the annual period.
Allocations
| Larger weightings in the health care, real estate and industrials sectors plus smaller weightings in the financials, utilities and consumer discretionary sectors detracted from Fund performance during the annual period.
Individual holdings
| A relative underweight position in Broadcom Inc., a producer of semiconductor and infrastructure products; a relative overweight position in Uber Technologies, Inc., a technology platform used for transportation services; a relative overweight position in Atlassian Corporation, a software company in the continuous software development and collaboration space; a relative overweight position in Adobe, Inc., a global computer software company; a relative overweight position in Advanced Micro Devices, Inc., a multinational technology company; were top detractors during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class R	19.59	15.20	14.36
Russell 1000® Growth Index	23.75	17.27	17.06
Russell 1000® Index	16.54	15.49	13.38

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Material Change Date	Sep. 01, 2025
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 6,250,669,809
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 36,962,704
Investment Company, Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]
Key Fund Statisti
cs
Fund net assets	$ 6,250,669,809
Total number of portfolio holdings	44
Management services fees (represents 0.63% of Fund average net assets)	$ 36,962,704
Portfolio turnover for the reporting period	48%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's port folio
composition is subject to change.
Top Holdings
NVIDIA Corp.	13.5%
Microsoft Corp.	12.2%
Apple, Inc.	8.5%
Amazon.com, Inc.	7.4%
Meta Platforms, Inc., Class A	5.8%
Broadcom, Inc.	5.0%
Alphabet, Inc., Class A	3.4%
Visa, Inc., Class A	2.8%
Eli Lilly & Co.	2.6%
Alphabet, Inc., Class C	2.4%
Equity Sector Allocation
Information Technology Sub-industry Allocation

Largest Holdings [Text Block]
Top Holdings
NVIDIA Corp.	13.5%
Microsoft Corp.	12.2%
Apple, Inc.	8.5%
Amazon.com, Inc.	7.4%
Meta Platforms, Inc., Class A	5.8%
Broadcom, Inc.	5.0%
Alphabet, Inc., Class A	3.4%
Visa, Inc., Class A	2.8%
Eli Lilly & Co.	2.6%
Alphabet, Inc., Class C	2.4%

Material Fund Change [Text Block]
Certain Fund Changes
This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.
Effective September 1, 2025, the name of the Fund was changed from Columbia Large Cap Growth Fund to Columbia Cornerstone Growth Fund.

Material Fund Change Name [Text Block]	Columbia Cornerstone Growth Fund
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.
Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
Columbia Cornerstone Growth Fund - Class S
Shareholder Report [Line Items]
Fund Name	Columbia Cornerstone Growth Fund
Class Name	Class S
Trading Symbol	GEGDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Cornerstone Growth Fund (the Fund) for the period of October 2, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611 .
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$ 65 (a)	0.73% (b)
(a)
Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.

(b)	Annualized.

Expenses Paid, Amount	$ 65	[1]
Expense Ratio, Percent	0.73%	[2]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer discretionary, health care, consumer staples and financials sectors boosted the Fund’s results most during the annual period.
Allocations
| Larger weightings in the communication services and consumer staples sectors plus smaller weightings in the materials and energy sectors contributed to the Fund’s results during the annual period.
Individual holdings
| A relative underweight position in Salesforce, Inc. , a company which engages in cloud-based enterprise software for customer management; a relative overweight position in Meta Platforms, Inc., a social media company that builds applications and technologies which connect communities and businesses; a relative overweight position in Synopsys, Inc., an electronic design automation company that focuses on tools used for semiconductor design and the manufacturing industry; a relative overweight position in TKO Group Holdings, Inc., a sports entertainment company; and a relative overweight position in ON Semiconductor Corporation, a semiconductor company were among the top contributors to Fund performance.
Top Performance Detractors
Stock selection

I

Selections in the information technology, industrials and communication services sectors hurt the Fund’s results during the annual period.
Allocations
| Larger weightings in the health care, real estate and industrials sectors plus smaller weightings in the financials, utilities and consumer discretionary sectors detracted from Fund performance during the annual period.
Individual holdings
| A relative underweight position in Broadcom Inc., a producer of semiconductor and infrastructure products; a relative overweight position in Uber Technologies, Inc., a technology platform used for transportation services; a relative overweight position in Atlassian Corporation, a software company in the continuous software development and collaboration space; a relative overweight position in Adobe, Inc., a global computer software company; a relative overweight position in Advanced Micro Devices, Inc., a multinational technology company; were top detractors during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class S (a)	20.18	15.78	14.93
Russell 1000 ® Growth Index	23.75	17.27	17.06
Russell 1000 ® Index	16.54	15.49	13.38
(a)
The returns shown for periods prior to October 2, 2024 (including Since Fund Inception returns, if shown) include the returns of Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Material Change Date	Sep. 01, 2025
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 6,250,669,809
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 36,962,704
Investment Company, Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 6,250,669,809
Total number of portfolio holdings	44
Management services fees (represents 0.63% of Fund average net assets)	$ 36,962,704
Portfolio turnover for the reporting period	48%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of
Fund
net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
NVIDIA Corp.	13.5%
Microsoft Corp.	12.2%
Apple, Inc.	8.5%
Amazon.com, Inc.	7.4%
Meta Platforms, Inc., Class A	5.8%
Broadcom, Inc.	5.0%
Alphabet, Inc., Class A	3.4%
Visa, Inc., Class A	2.8%
Eli Lilly & Co.	2.6%
Alphabet, Inc., Class C	2.4%
Equity Sector Allocation
Information Technology Sub-industry Allocation

Largest Holdings [Text Block]
Top Holdings
NVIDIA Corp.	13.5%
Microsoft Corp.	12.2%
Apple, Inc.	8.5%
Amazon.com, Inc.	7.4%
Meta Platforms, Inc., Class A	5.8%
Broadcom, Inc.	5.0%
Alphabet, Inc., Class A	3.4%
Visa, Inc., Class A	2.8%
Eli Lilly & Co.	2.6%
Alphabet, Inc., Class C	2.4%

Material Fund Change [Text Block]
Certain Fund Changes
This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.
Effective September 1, 2025, the name of the Fund was changed from Columbia Large Cap Growth Fund to
Columbia Cornerstone Growth Fund.

Material Fund Change Name [Text Block]	Columbia Cornerstone Growth Fund
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.
Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature

[1]	Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.
[2]	Annualized.